Expenses and Financial Income and Expenses - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure Of Expenses and Financial Income and Expenses [line items]
Impact of tax incentives net of non-recoverable ICMS	$ 17,960	R$ 69,591	R$ 112,844	R$ 133,701
Tax credits	$ 0		R$ 10,118	R$ 5,500	R$ 0
Brazilian Interbank Deposit Rate [member]
Disclosure Of Expenses and Financial Income and Expenses [line items]
Imputed interest income rate on installment sales	100.00%	100.00%
Imputed interest income rate on credit purchase	100.00%	100.00%